Expense Example	Jan. 15, 2026 USD ($)
Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 690
Expense Example, with Redemption, 3 Years	962
Expense Example, with Redemption, 5 Years	1,254
Expense Example, with Redemption, 10 Years	2,083
Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	198
Expense Example, with Redemption, 3 Years	643
Expense Example, with Redemption, 5 Years	1,115
Expense Example, with Redemption, 10 Years	2,419
Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	411
Expense Example, with Redemption, 5 Years	721
Expense Example, with Redemption, 10 Years	1,600
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	570
Expense Example, with Redemption, 10 Years	1,274
Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	501
Expense Example, with Redemption, 10 Years	1,144
Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	690
Expense Example, with Redemption, 3 Years	1,087
Expense Example, with Redemption, 5 Years	1,509
Expense Example, with Redemption, 10 Years	2,680
Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	198
Expense Example, with Redemption, 3 Years	670
Expense Example, with Redemption, 5 Years	1,169
Expense Example, with Redemption, 10 Years	2,543
Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	781
Expense Example, with Redemption, 10 Years	1,744
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,401
Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	301
Expense Example, with Redemption, 5 Years	550
Expense Example, with Redemption, 10 Years	1,262
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	690
Expense Example, with Redemption, 3 Years	1,000
Expense Example, with Redemption, 5 Years	1,332
Expense Example, with Redemption, 10 Years	2,267
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	198
Expense Example, with Redemption, 3 Years	666
Expense Example, with Redemption, 5 Years	1,161
Expense Example, with Redemption, 10 Years	2,524
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	472
Expense Example, with Redemption, 5 Years	846
Expense Example, with Redemption, 10 Years	1,897
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	675
Expense Example, with Redemption, 10 Years	1,527
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	611
Expense Example, with Redemption, 10 Years	1,410
Vest Bitcoin Strategy Managed Volatility Fund - Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	851
Expense Example, with Redemption, 5 Years	1,599
Expense Example, with Redemption, 10 Years	3,573
Vest Bitcoin Strategy Managed Volatility Fund - Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	729
Expense Example, with Redemption, 5 Years	1,384
Expense Example, with Redemption, 10 Years	3,140
Vest Bitcoin Strategy Managed Volatility Fund - Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	753
Expense Example, with Redemption, 5 Years	1,440
Expense Example, with Redemption, 10 Years	$ 3,274